INCOME TAXES (Details ) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Federal income tax benefit attributable to:
Current Operations					$ 106,440	$ 83,356
Less: valuation allowance					(106,440)	(83,356)
Net provision for Federal income taxes	$ (407,465)		$ (666,788)